Revenue - Schedule of Customers That Represent 10% or More of the Company's Total Revenue (Details) - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021		Jan. 31, 2020
Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	12.00%		11.00%		10.00%			[1]
Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.00%	15.00%	11.00%			[1]	14.00%
Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage				10.00%		[1]	10.00%
Customer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage						[1]	10.00%
Customer E [Member]
Concentration Risk [Line Items]
Concentration risk percentage						[1]	14.00%
Total Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	23.00%	15.00%	22.00%	10.00%	10.00%		48.00%

[1]	- less than 10%